Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.75%
Advertising–1.17%
Trade Desk, Inc. (The), Class A(b)	376,457	$34,355,466
Aerospace & Defense–1.32%
Airbus SE (France)	139,950	20,618,142
General Dynamics Corp.	48,240	10,785,499
Northrop Grumman Corp.	16,200	7,209,000
		38,612,641
Agricultural & Farm Machinery–0.55%
Deere & Co.	37,188	15,975,965
Aluminum–0.37%
Alcoa Corp.	297,900	10,781,001
Apparel Retail–0.50%
Farfetch Ltd., Class A (United Kingdom)(b)(c)	2,266,200	13,098,636
MYT Netherlands Parent B.V., ADR (Germany)(b)	384,429	1,614,602
		14,713,238
Application Software–7.14%
Adobe, Inc.(b)	41,850	22,857,215
Confluent, Inc., Class A(b)(c)	448,200	15,480,828
HubSpot, Inc.(b)(c)	75,330	43,732,831
Procore Technologies, Inc.(b)	160,200	12,151,170
Salesforce, Inc.(b)	132,930	29,910,579
Synopsys, Inc.(b)	90,990	41,109,282
Unity Software, Inc.(b)(c)	232,200	10,644,048
Workday, Inc., Class A(b)	139,875	33,168,559
		209,054,512
Asset Management & Custody Banks–1.74%
Blackstone, Inc., Class A	163,800	17,164,602
KKR & Co., Inc., Class A	566,900	33,662,522
		50,827,124
Automobile Manufacturers–0.43%
General Motors Co.	178,200	6,837,534
Tesla, Inc.(b)	21,960	5,872,763
		12,710,297
Automotive Parts & Equipment–0.70%
Autoliv, Inc. (Sweden)	201,600	20,347,488
Automotive Retail–0.43%
AutoZone, Inc.(b)	5,130	12,731,224
Broadline Retail–6.63%
Amazon.com, Inc.(b)	1,267,650	169,459,452
MercadoLibre, Inc. (Brazil)(b)	19,890	24,624,814
		194,084,266
Cargo Ground Transportation–0.25%
Knight-Swift Transportation Holdings, Inc.	120,600	7,326,450
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 0.33%
Caterpillar, Inc.	36,000	$9,546,120
Construction Materials–0.49%
Vulcan Materials Co.	65,700	14,486,850
Consumer Electronics–0.71%
Sony Group Corp. (Japan)	221,600	20,738,018
Copper–0.34%
Freeport-McMoRan, Inc.	223,200	9,965,880
Diversified Support Services–0.43%
Cintas Corp.	24,885	12,493,265
Electrical Components & Equipment–1.55%
AMETEK, Inc.	139,320	22,096,152
Eaton Corp. PLC	54,900	11,272,068
Rockwell Automation, Inc.	35,550	11,955,109
		45,323,329
Environmental & Facilities Services–1.22%
Clean Harbors, Inc.(b)	149,760	24,899,098
Waste Connections, Inc.	77,400	10,926,558
		35,825,656
Financial Exchanges & Data–2.22%
Intercontinental Exchange, Inc.	221,744	25,456,211
Moody’s Corp.	112,500	39,684,375
		65,140,586
Food Retail–0.67%
HelloFresh SE (Germany)(b)	686,700	19,559,246
Health Care Equipment–4.84%
Boston Scientific Corp.(b)	675,900	35,045,415
DexCom, Inc.(b)	404,190	50,345,906
Inspire Medical Systems, Inc.(b)	39,060	11,241,859
Intuitive Surgical, Inc.(b)	139,500	45,253,800
		141,886,980
Health Care Facilities–0.46%
Surgery Partners, Inc.(b)	351,000	13,559,130
Health Care Supplies–0.80%
Align Technology, Inc.(b)	47,340	17,889,313
Cooper Cos., Inc. (The)	13,950	5,458,077
		23,347,390
Health Care Technology–0.25%
Veeva Systems, Inc., Class A(b)	36,000	7,351,920
Home Improvement Retail–0.73%
Lowe’s Cos., Inc.	90,890	21,292,800
Hotels, Resorts & Cruise Lines–1.11%
Booking Holdings, Inc.(b)	6,624	19,678,579
Travel + Leisure Co.	315,900	12,866,607
		32,545,186

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Industrial Machinery & Supplies & Components–0.43%
Parker-Hannifin Corp.	30,600	$12,546,306
Integrated Oil & Gas–0.06%
Suncor Energy, Inc. (Canada)	57,864	1,810,540
Interactive Home Entertainment–2.29%
Nintendo Co. Ltd. (Japan)	442,800	20,063,066
Sea Ltd., ADR (Singapore)(b)	182,150	12,116,618
Take-Two Interactive Software, Inc.(b)	228,540	34,952,908
		67,132,592
Interactive Media & Services–8.72%
Alphabet, Inc., Class A(b)	8,280	1,098,922
Alphabet, Inc., Class C(b)	1,205,460	160,458,780
Baidu, Inc., ADR (China)(b)(c)	72,000	11,231,280
Kuaishou Technology (China)(b)(d)	1,275,400	11,023,844
Meta Platforms, Inc., Class A(b)	224,280	71,455,608
		255,268,434
Internet Services & Infrastructure–2.21%
MongoDB, Inc.(b)(c)	93,680	39,664,112
Snowflake, Inc., Class A(b)	141,390	25,126,417
		64,790,529
IT Consulting & Other Services–0.23%
Globant S.A.(b)	38,700	6,762,051
Leisure Facilities–0.66%
Life Time Group Holdings, Inc.(b)(c)	1,063,165	19,232,655
Managed Health Care–0.67%
UnitedHealth Group, Inc.	38,700	19,596,519
Movies & Entertainment–2.08%
IMAX Corp.(b)(c)	419,400	7,721,154
Netflix, Inc.(b)	121,320	53,255,840
		60,976,994
Oil & Gas Equipment & Services–0.95%
TechnipFMC PLC (United Kingdom)(b)	1,523,900	27,948,326
Oil & Gas Exploration & Production–0.41%
Hess Corp.	79,200	12,017,016
Oil & Gas Refining & Marketing–0.10%
Valero Energy Corp.	22,387	2,885,908
Other Specialized REITs–1.92%
EPR Properties	1,259,100	56,206,224
Packaged Foods & Meats–0.56%
Hershey Co. (The)	45,000	10,408,950
Lamb Weston Holdings, Inc.	58,500	6,062,355
		16,471,305
Passenger Ground Transportation–1.17%
Uber Technologies, Inc.(b)	693,000	34,275,780
Pharmaceuticals–2.10%
Bayer AG (Germany)	353,340	20,641,597
Eli Lilly and Co.	57,870	26,304,808
Novo Nordisk A/S, ADR (Denmark)	90,600	14,595,660
		61,542,065
Shares		Value
Semiconductor Materials & Equipment–0.85%
ASML Holding N.V., New York Shares (Netherlands)	10,295	$7,375,441
Entegris, Inc.	160,200	17,575,542
		24,950,983
Semiconductors–9.89%
Advanced Micro Devices, Inc.(b)	127,980	14,640,912
First Solar, Inc.(b)	91,050	18,883,770
Monolithic Power Systems, Inc.	89,640	50,152,684
NVIDIA Corp.	441,090	206,116,946
		289,794,312
Soft Drinks & Non-alcoholic Beverages–1.01%
Monster Beverage Corp.(b)	516,600	29,699,334
Systems Software–13.33%
Microsoft Corp.	787,860	264,657,931
Oracle Corp.	338,400	39,670,632
Palo Alto Networks, Inc.(b)(c)	158,040	39,503,679
ServiceNow, Inc.(b)	79,893	46,577,619
		390,409,861
Technology Hardware, Storage & Peripherals–7.12%
Apple, Inc.	1,061,442	208,520,281
Trading Companies & Distributors–0.81%
Fastenal Co.	198,000	11,604,780
United Rentals, Inc.	25,830	12,002,684
		23,607,464
Transaction & Payment Processing Services–4.80%
Mastercard, Inc., Class A	287,136	113,211,982
StoneCo Ltd., Class A (Brazil)(b)(c)	1,884,600	27,307,854
		140,519,836
Total Common Stocks & Other Equity Interests (Cost $1,673,230,580)		2,921,547,343
Money Market Funds–0.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f)	2,895,743	2,895,743
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(e)(f)	2,126,962	2,127,175
Invesco Treasury Portfolio, Institutional Class, 5.18%(e)(f)	3,309,420	3,309,420
Total Money Market Funds (Cost $8,332,245)		8,332,338
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,681,562,825)		2,929,879,681
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.97%
Invesco Private Government Fund, 5.24%(e)(f)(g)	24,328,807	24,328,807
Invesco Private Prime Fund, 5.38%(e)(f)(g)	62,559,790	62,559,790
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $86,884,598)		86,888,597
TOTAL INVESTMENTS IN SECURITIES–103.00% (Cost $1,768,447,423)		3,016,768,278
OTHER ASSETS LESS LIABILITIES—(3.00)%		(87,871,462)
NET ASSETS–100.00%		$2,928,896,816
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,299,580	$103,245,319	$(110,649,156)	$-	$-	$2,895,743	$192,354
Invesco Liquid Assets Portfolio, Institutional Class	7,417,590	73,746,656	(79,035,112)	(1,489)	(470)	2,127,175	144,280
Invesco Treasury Portfolio, Institutional Class	11,770,948	117,994,650	(126,456,178)	-	-	3,309,420	219,568
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,567,684	318,277,093	(323,515,970)	-	-	24,328,807	911,768*
Invesco Private Prime Fund	84,109,480	697,388,705	(718,932,934)	3,689	(9,150)	62,559,790	2,463,375*
Total	$143,165,282	$1,310,652,423	$(1,358,589,350)	$2,200	$(9,620)	$95,220,935	$3,931,345

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,808,903,430	$112,643,913	$—	$2,921,547,343
Money Market Funds	8,332,338	86,888,597	—	95,220,935
Total Investments	$2,817,235,768	$199,532,510	$—	$3,016,768,278
Invesco Summit Fund